Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Summary of preferred stock

	June 30, 2021 and December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and		Liquidation	Issuable Upon
	Authorized	Outstanding	Carrying Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$18,394	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	90,328,396	90,328,396	31,953	32,997	90,328,396
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	207,390,039	204,703,793	$75,877	$77,100	213,951,905

	December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$17,910	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	90,328,396	90,328,396	31,953	32,997	90,328,396
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	207,390,039	204,703,793	$75,393	$77,100	213,951,905

	December 31, 2019
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$17,910	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	84,836,497	81,842,221	28,959	29,897	81,842,221
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	201,898,140	196,217,618	$72,399	$74,000	205,465,730